Shareholder Report, Line Graph (Details) 193914_Innovator Nasdaq-100 Managed Floor ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Jan. 24, 2024	Oct. 31, 2025
Innovator Nasdaq-100 Managed Floor ETF®
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Nasdaq-100 Managed Floor ETF NAV
Accumulated Value	$ 11,011	$ 10,000	$ 13,755
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Total Return Index
Accumulated Value	11,438	10,000	$ 14,978
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Index
Accumulated Value	$ 11,366	$ 10,000	$ 14,777